Segmented Information	9 Months Ended	12 Months Ended
	Apr. 30, 2026	Jul. 31, 2025
DevvStream Corp [Member]
Segmented Information [Line Items]
Segmented information

17.    Segmented information

The Company operates in one reportable operating segment — the development and monetization of environmental assets. The Company has only generated revenue from sale of carbon credits to date, related to its only reportable segment. The Company’s assets are located in Canada.

17.    Segmented information

The Company operates in one reportable operating segment — the development and monetization of environmental assets. All of the Company’s revenue during the year ended July 31, 2025 are attributable to the operating segment of development and monetization of environmental assets. The Company’s assets are located in Canada.